RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2019
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
In the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with the limited partnership agreement. Less than $1 million in director fees were incurred during the three and six-month periods ended June 30, 2019 (2018: less than $1 million for the three and six-month periods).
As of June 30, 2019, Brookfield Infrastructure had financial assets balance of $21 million receivable from Brookfield. Brookfield Infrastructure also has loans payable of $311 million to subsidiaries of Brookfield (December 31, 2018: $73 million). The loans are repayable in full between 2019 and 2026 with interest rates ranging from 3.8% to 8.5% per annum.
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Provider”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Provider equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $62 million and $121 million, respectively, for the three and six-month periods ended June 30, 2019 (2018: $52 million and $108 million). As of June 30, 2019, $62 million was outstanding as payable to the Service Provider (December 31, 2018: $51 million).
For purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holdings LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
Brookfield Infrastructure, from time to time, will place deposits with, or receive deposits from, Brookfield. As of June 30, 2019, Brookfield Infrastructure’s deposit balance from Brookfield was $823 million (December 31, 2018: deposit with Brookfield of less than $1 million). The deposit bears interest at market rates and was provided to Brookfield Infrastructure to fund our partnership’s recent acquisitions. Brookfield Infrastructure incurred interest expense of $4 million for the three and six-month periods ended June 30, 2019 (2018: interest income of less than $1 million for the three and six-month periods).
Brookfield Infrastructure has entered into a $500 million revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of June 30, 2019, there were $nil borrowings outstanding (December 31, 2018: $nil).
Brookfield Infrastructure’s subsidiaries provide heating, cooling and connection services in the normal course of operations on market terms to subsidiaries and associates of Brookfield Property Partners L.P. In addition, our subsidiaries lease office space and obtain construction, consulting and engineering services in the normal course of operations on market terms from subsidiaries and associates of Brookfield Property Partners L.P. For the three and six-month periods ended June 30, 2019, revenues of $7 million and $11 million, respectively, were generated (2018: $2 million and $4 million) and expenses of $4 million and $6 million, respectively, were incurred (2018: less than $1 million and $2 million).
Brookfield Infrastructure utilizes a wholly-owned subsidiary of Brookfield to negotiate and purchase insurance and assess the adequacy of insurance on behalf of our partnership and certain subsidiaries. During the three and six-month periods ended June 30, 2019, Brookfield Infrastructure paid less than $1 million for these services (2018: less than $1 million for the three and six-month periods).
Brookfield Infrastructure’s U.K. port operation provides port marine services on market terms to a subsidiary acquired by Brookfield Business Partners L.P. For the three and six-month periods ended June 30, 2019, revenues of $1 million and $2 million, respectively, were generated (2018: $1 million and $2 million).
Brookfield Infrastructure’s subsidiaries purchase electricity from, and distribute electricity on behalf of, a subsidiary of Brookfield Renewable Partners L.P. in the normal course of operations on market terms. For the three and six-month periods ended June 30, 2019, revenues of less than $1 million were generated (2018: $nil for the three and six-month periods) and expenses of $14 million and $25 million, respectively, were incurred (2018: $3 million and $6 million).